Long-term debt - Bank Credit Facilities Available to AQN and its Operating Groups (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Revolving and term credit facilities	$ 4,562,000	$ 4,513,300
Funds drawn on facilities/commercial paper issued	(2,892,900)	(1,532,500)
Letters of credit issued	(469,100)	(465,200)
Liquidity available under the facilities	1,200,000	2,515,600
Undrawn portion of uncommitted letter of credit facilities	(254,100)	(226,900)
Cash on hand	56,142	57,623
Total liquidity and capital reserves	$ 1,002,042	$ 2,346,323